POWERSHARES EXCHANGE-TRADED FUND TRUST II
(The "Trust")

SUPPLEMENT DATED AUGUST 5, 2010 TO
THE PROSPECTUS
DATED FEBRUARY 26, 2010
(THE "PROSPECTUS") OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

The Board of Trustees of the Trust approved a change to the investment objective for the PowerShares VRDO Tax-Free Weekly Portfolio (the "Fund"), effective August 5, 2010. The Fund hereby amends its investment objective to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Bloomberg US Municipal AMT-Free Weekly VRDO Index.

Accordingly, the section "PowerShares VRDO Tax-Free Weekly Portfolio—Summary Information—Investment Objective" is hereby deleted and replaced with the following:

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Bloomberg US Municipal AMT-Free Weekly VRDO Index (the "Underlying Index").

Paragraphs one and two of the section "PowerShares VRDO Tax-Free Weekly Portfolio—Summary Information—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its total assets in variable rate demand obligation ("VRDO") bonds that are exempt from federal income tax with interest rates that are reset weekly (the "80% policy"). The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index and generally expects to so invest at least 90% of its total assets. The Underlying Index is compiled and calculated by Bloomberg Finance L.P. ("Bloomberg" or the "Index Provider") and is comprised of municipal securities issued in the primary market as VRDOs. Bonds in the Underlying Index must be rated in a "top"

category (as that term is defined by the Index Provider) by a nationally recognized statistical rating organization.

The section "PowerShares VRDO Tax-Free Weekly Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2009" is hereby deleted and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2009

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Prior to August 5, 2010, the Fund sought to replicate an index called the "Thomson Municipal Market Data VRDO Index." The S&P 500® Index will be used for comparative purposes going forward as it represents the most appropriate market index for the Fund.

	Past One Year	Since Inception (11/15/07)
Return Before Taxes	1.20%	2.32%
Return After Taxes on Distributions	1.20%	2.32%
Return After taxes on Distributions and Sale of Fund Shares	1.21%	2.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47%	(11.99)%
Thomson Municipal Market Data VRDO Index (reflects no deduction for fees, expenses or taxes)	0.75%	1.86%

The section "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—Thompson Municipal Market Data VRDO Index" is hereby deleted and replaced with the following:

Bloomberg US Municipal AMT-Free Weekly VRDO Index

The Underlying Index for the PowerShares VRDO Tax-Free Weekly Portfolio is comprised of municipal securities issued in the primary market as VRDOs. Only VRDOs whose interest rates are reset weekly are included in the Underlying Index and the Underlying Index excludes secondary or derivative VRDOs (tender option bonds). Bonds must be rated in a "top" category by a nationally recognized statistical rating organization for inclusion in the Underlying Index and must have a time to maturity of greater than or equal to one month and a maturity amount outstanding of greater than or equal to $10,000,000. The Underlying Index currently consists of 3560 bonds and is rebalanced monthly, with individual bonds being weighted by market value.

The section "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—General Underlying Index Information" is hereby deleted and replaced with the following:

General Underlying Index Information

For all Funds except the PowerShares 1-30 Laddered Treasury Portfolio and PowerShares Emerging Markets Sovereign Debt Portfolio: For the PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio, the Underlying Index is adjusted monthly.

The fifth sentence of the section "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—Investment Strategies of the Funds" is hereby deleted and replaced with the following:

The Adviser generally expects each Fund to hold less than the total number of securities in the applicable Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve each Fund's investment objective (currently, the PowerShares Build America Bond Portfolio expects to hold approximately 100 to 200 securities out of the 3129 securities in the Underlying Index as of December 31, 2009, the PowerShares Insured California Municipal Bond Portfolio expects to hold approximately 30 to 50 bonds out of the 414 bonds in the Underlying Index, the PowerShares Insured National Municipal Bond Portfolio expects to hold approximately 150 to 250 bonds out of the 1960 bonds in the Underlying Index, the PowerShares Insured New York Municipal Bond Portfolio

expects to hold approximately 40 to 60 bonds out of the 194 bonds in the Underlying Index and the PowerShares Preferred Portfolio expects to hold approximately 60 to 100 securities out of the 226 securities in the Underlying Index).

The fifth paragraph of the section "Index Providers" is hereby deleted and replaced with the following:

Bloomberg is the Index Provider for PowerShares VRDO Tax-Free Weekly Portfolio. Bloomberg and its affiliates make no warranty, express or implied, relating to the Bloomberg US Municipal AMT-Free Weekly VRDO Index, any third-party data, the PowerShares VRDO Tax-Free Weekly Portfolio or the Adviser's trademarks, or the results to be attained by the Adviser or others from the use of the Underlying Index, any third-party data, the PowerShares VRDO Tax-Free Weekly Portfolio or the Adviser's trademarks, including, but not limited to, express or implied warranties of merchantability or fitness for a particular purpose.

The reference to the Thomson Municipal Market Data VRDO Index in the table in the section "Disclaimers" is hereby deleted and replaced with the Bloomberg US Municipal AMT-Free Weekly VRDO Index.

Paragraphs 29-31 of the section "Disclaimers" is hereby deleted and replaced with the following:

The Bloomberg US Municipal AMT-Free Weekly VRDO Index is a trademark and service mark of Bloomberg and has been licensed for use by the Adviser. Bloomberg is not affiliated with the Adviser or the PowerShares VRDO Tax-Free Weekly Portfolio. Bloomberg does not: (i) approve, endorse, review or recommend the Adviser or the PowerShares VRDO Tax-Free Weekly Portfolio, (ii) guarantee the correctness or completeness of the Bloomberg US Municipal AMT-Free Weekly VRDO Index or other information furnished in connection with the Bloomberg US Municipal AMT-Free Weekly VRDO Index, (iii) warrant, expressly or impliedly, the results to be obtained by the Adviser, the Adviser's customers, owners of the PowerShares VRDO Tax-Free Weekly Portfolio, or any other person or entity from the use of the Bloomberg US Municipal AMT-Free Weekly VRDO Index or any data included therein. Bloomberg, its employees, subcontractors, agents, suppliers and vendors shall have no liability or responsibility, contingent or otherwise, for any injury or damages arising out of any errors, inaccuracies, omissions or any other failure in connection with Bloomberg US Municipal AMT-Free Weekly VRDO Index or PowerShares VRDO Tax-Free Weekly Portfolio.

P-PS-PRO-STK-9 8/5/10

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(The "Trust")

SUPPLEMENT DATED AUGUST 5, 2010 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 26, 2010 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio,
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective August 5, 2010, the Underlying Index for the PowerShares VRDO Tax-Free Weekly Portfolio will be changed from the Thomson Municipal Market Data VRDO Index to the Bloomberg US Municipal AMT-Free Weekly VRDO Index

The eighth paragraph of the section "Investment Restrictions and Policies—Investment Objective" is hereby deleted and replaced with the following:

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of an index called the Bloomberg US Municipal AMT-Free Weekly VRDO Index (the "Underlying Index").

The reference to the Thomson Municipal Market Data VRDO Index in the table in the section "Management—Index Providers" is hereby deleted and replaced with the Bloomberg US Municipal AMT-Free Weekly VRDO Index.

The last sentence of the first paragraph in the section "Management—Index Providers" is hereby deleted and replaced with the following:

The Bloomberg US Municipal AMT-Free Weekly VRDO Index is selected by Bloomberg Financial L.P. ("Bloomberg").

Paragraphs 14-17 of the section "Management—Index Providers" is hereby deleted and replaced with the following:

The Bloomberg US Municipal AMT-Free Weekly VRDO Index is a trademark and service mark of Bloomberg and has been licensed for use by the Adviser. Bloomberg is not affiliated with the Adviser or the PowerShares VRDO Tax-Free Weekly Portfolio. Bloomberg does not: (i) approve, endorse, review or recommend the Adviser or the PowerShares VRDO Tax-Free Weekly Portfolio, (ii) guarantee the correctness or completeness of the Bloomberg US Municipal AMT-Free Weekly VRDO Index or other information furnished in connection with the Bloomberg US Municipal AMT-Free Weekly VRDO Index, (iii) warrant, expressly or impliedly, the results to be obtained by the Adviser, the Adviser's customers, owners of the PowerShares VRDO Tax-Free Weekly Portfolio, or any other person or entity from the use of the Bloomberg US Municipal AMT-Free Weekly VRDO Index or any data included therein. Bloomberg, its employees, subcontractors, agents, suppliers and vendors shall have no liability or responsibility, contingent or otherwise, for any injury or damages arising out of any errors, inaccuracies, omissions or any other failure in connection with Bloomberg US Municipal AMT-Free Weekly VRDO Index or PowerShares VRDO Tax-Free Weekly Portfolio.

P-PS-SOAI-STK-3 8/5/10

Please Retain This Supplement For Future Reference.